Fair Value Measurements - Summary of the key inputs into the PWERM model (Detail) - USD ($)	Dec. 31, 2025	Sep. 08, 2025
Market price of public shares [Member]
Fair Value Disclosures [Line Items]
Derivative liability, measurement input	15.6	10.2
Term (years) [Member]
Fair Value Disclosures [Line Items]
Derivative liability, measurement input	0.22	0.53
Risk-free rate [Member]
Fair Value Disclosures [Line Items]
Derivative liability, measurement input	3.68	3.83
Volatility [Member]
Fair Value Disclosures [Line Items]
Derivative liability, measurement input	107.1	8.71
Likelihood of completing a business combination [Member]
Fair Value Disclosures [Line Items]
Derivative liability, measurement input	95	95